Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offerings.
Narrative - Max Aggregate Offering Price	$ 17,375,600
Final Prospectus	true